2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 32 .1%
Communication Services — 3.3%
Alphabet Inc ....................... 2,472 602,056
Comcast Corp ...................... 502 15,773
Electronic Arts Inc ................... 222 44,777
EverQuote Inc
(1)
..................... 61 1,395
Meta Platforms Inc ................... 683 501,581
Verizon Communications Inc ............ 605 26,590
Walt Disney Co/The .................. 780 89,310
1,281,482
Consumer Discretionary — 2.0%
Amazon.com Inc
(1)
................... 939 206,176
Best Buy Co Inc ..................... 307 23,215
BorgWarner Inc ..................... 52 2,286
Bright Horizons Family Solutions Inc
(1)
...... 181 19,651
Brinker International Inc
(1)
.............. 174 22,042
Grand Canyon Education Inc
(1)
........... 21 4,610
Lear Corp ......................... 147 14,790
Lowe's Cos Inc ..................... 152 38,199
O'Reilly Automotive Inc
(1)
............... 775 83,553
Ralph Lauren Corp ................... 38 11,915
Tapestry Inc ....................... 330 37,363
Tesla Inc
(1)
......................... 114 50,698
Texas Roadhouse Inc ................. 457 75,931
TJX Cos Inc/The ..................... 509 73,571
Winnebago Industries Inc .............. 50 1,672
Yum! Brands Inc ..................... 698 106,096
771,768
Consumer Staples — 1.0%
Cal-Maine Foods Inc .................. 124 11,668
Coca-Cola Consolidated Inc ............. 234 27,416
Costco Wholesale Corp ................ 335 310,086
Kroger Co/The ...................... 289 19,482
Sprouts Farmers Market Inc
(1)
............ 229 24,915
393,567
Energy — 0.4%
Civitas Resources Inc ................. 348 11,310
Crescent Energy Co .................. 622 5,548
Devon Energy Corp ................... 1,165 40,845
Exxon Mobil Corp .................... 393 44,311
Kodiak Gas Services Inc ............... 718 26,544
PrimeEnergy Resources Corp
(1)
........... 14 2,338
SM Energy Co ...................... 526 13,134
Teekay Corp Ltd ..................... 121 990
Williams Cos Inc/The ................. 128 8,109
153,129
Financials — 5.8%
Ally Financial Inc .................... 376 14,739
American International Group Inc ......... 408 32,044
Bank of New York Mellon Corp/The ........ 1,946 212,036
Berkshire Hathaway Inc
(1)
.............. 1,789 899,402
BOK Financial Corp ................... 215 23,960
Capital One Financial Corp .............. 955 203,014
Customers Bancorp Inc
(1)
............... 939 61,383
Dave Inc
(1)
......................... 38 7,575
FirstCash Holdings Inc ................. 110 17,426
Mastercard Inc ..................... 452 257,102
Morningstar Inc ..................... 487 112,989
Northern Trust Corp .................. 289 38,899
Popular Inc ........................ 801 101,735
State Street Corp .................... 1,739 201,741
Stewart Information Services Corp ........ 21 1,540
Synchrony Financial .................. 910 64,656
Westamerica BanCorp ................. 36 1,800
2,252,041
Health Care — 2.0%
AbbVie Inc ........................ 368 85,207
Amgen Inc ........................ 543 153,235
Cardinal Health Inc ................... 214 33,589
Centene Corp
(1)
..................... 574 20,480
Elevance Health Inc .................. 133 42,975
Eli Lilly & Co ....................... 139 106,057
Encompass Health Corp ............... 192 24,388
Ensign Group Inc/The ................. 174 30,062
Gilead Sciences Inc .................. 1,426 158,286
Molina Healthcare Inc
(1)
................ 128 24,494
Regeneron Pharmaceuticals Inc .......... 33 18,555
UnitedHealth Group Inc ................ 226 78,038
Universal Health Services Inc ............ 66 13,493
788,859
Industrials — 4.7%
Alaska Air Group Inc
(1)
................. 93 4,629
Albany International Corp ............... 346 18,442
Allegion plc ........................ 28 4,966
AMETEK Inc ....................... 1,059 199,092
Argan Inc ......................... 66 17,823
Atkore Inc ......................... 86 5,396
Boise Cascade Co ................... 632 48,866
Carpenter Technology Corp ............. 84 20,625
Comfort Systems USA Inc .............. 32 26,406
Delta Air Lines Inc ................... 733 41,598
Dycom Industries Inc
(1)
................ 74 21,590
Eaton Corp PLC ..................... 437 163,547
EnerSys .......................... 112 12,651

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
FedEx Corp ........................ 75 17,686
GE Vernova Inc ..................... 10 6,149
Generac Holdings Inc
(1)
................ 42 7,031
General Dynamics Corp ................ 727 247,907
Hubbell Inc ........................ 267 114,893
Huntington Ingalls Industries Inc .......... 16 4,607
Johnson Controls International plc ......... 384 42,221
Lockheed Martin Corp ................. 194 96,847
NEXTracker Inc
(1)
.................... 88 6,511
Northrop Grumman Corp ............... 187 113,943
PACCAR Inc ........................ 38 3,736
Power Solutions International Inc
(1)
........ 37 3,634
Primoris Services Corp ................ 232 31,861
Regal Rexnord Corp .................. 68 9,754
Rockwell Automation Inc ............... 60 20,972
Sensata Technologies Holding PLC ........ 185 5,652
SkyWest Inc
(1)
...................... 67 6,741
Southwest Airlines Co ................. 18 574
Textron Inc ........................ 139 11,744
Trane Technologies PLC ................ 250 105,490
Union Pacific Corp ................... 1,272 300,663
United Airlines Holdings Inc
(1)
............ 995 96,017
Valmont Industries Inc ................. 14 5,428
1,845,692
Information Technology — 11.2%
Amkor Technology Inc ................. 455 12,922
Apple Inc ......................... 3,352 853,520
Applied Materials Inc ................. 213 43,610
Avnet Inc ......................... 15 784
Broadcom Inc ...................... 838 276,465
Cisco Systems Inc ................... 778 53,231
Consensus Cloud Solutions Inc
(1)
.......... 133 3,906
Corning Inc ........................ 321 26,332
Dolby Laboratories Inc ................ 275 19,902
Dropbox Inc
(1)
...................... 652 19,697
Micron Technology Inc ................ 617 103,236
Microsoft Corp ...................... 2,328 1,205,788
Monolithic Power Systems Inc ........... 109 100,350
NetApp Inc ........................ 9 1,066
NVIDIA Corp ....................... 5,082 948,199
Oracle Corp ........................ 615 172,963
Photronics Inc
(1)
..................... 2,453 56,296
Pure Storage Inc
(1)
................... 111 9,303
QUALCOMM Inc ..................... 813 135,251
Ralliant Corp ....................... 124 5,422
Roper Technologies Inc ................ 215 107,218
Skyworks Solutions Inc ................ 389 29,945
Texas Instruments Inc ................. 892 163,887
Ubiquiti Inc ........................ 30 19,817
4,369,110
Materials — 0.7%
Anglogold Ashanti Plc ................. 60 4,220
Crown Holdings Inc .................. 414 39,988
Freeport-McMoRan Inc ................ 469 18,394
Newmont Corp ..................... 704 59,354
Nucor Corp ........................ 261 35,347
Packaging Corp of America ............. 179 39,010
Royal Gold Inc ...................... 293 58,770
Steel Dynamics Inc ................... 190 26,492
281,575
Real Estate — 0.6%
Simon Property Group Inc .............. 714 133,996
Sun Communities Inc ................. 636 82,044
216,040
Utilities — 0.4%
Black Hills Corp ..................... 764 47,055
Consolidated Edison Inc ............... 240 24,125
National Fuel Gas Co .................. 559 51,635
NextEra Energy Inc ................... 54 4,076
Xcel Energy Inc ..................... 563 45,406
172,297
Total Common Stocks (United States)
(Cost $ 9,566,096 ) .................. 12,525,560
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 1 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 9 .2%
U.S. Fixed Income — 8.3%
Baird Core Plus Bond Fund - Class I ....... 81,273 838,734
Dodge & Cox Income Fund - Class I ........ 29,101 373,081
Fidelity Advisor Capital & Income Fund - Class Z 31,449 369,520
Fidelity Total Bond Fund - Class Z ......... 85,901 831,518
Frost Total Return Bond Fund - Class I ...... 16,814 164,442
iShares 20+ Year Treasury Bond ETF
(3)
...... 4,079 364,540
iShares 7-10 Year Treasury Bond ETF
(3)
..... 3,052 294,396
3,236,231
International Fixed Income — 0.9%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 3,812 362,864
362,864
Total Registered Investment Companies
(Cost $ 3,442,959 ) .................. 3,599,095

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Money Market Registered Investment Companies — 54 .9%
Meeder Government Money Market Fund ,
3.99%
(4)
........................ 21,370,186 21,370,186
Total Money Market Registered Investment
Companies
(Cost $ 21,370,186 ) ................. 21,370,186
Total Investments — 96 .2%
(Cost $ 34,379,241 ) ................. 37,494,841
Other Assets less Liabilities — 3 .8% ....... 1,462,846
Total Net Assets — 100 .0% ............. 38,957,687
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 2,412 30,800
Meeder Conservative Allocation Fund - Retail
Class .......................... 622 14,604
Meeder Dynamic Allocation Fund - Retail Class 6,552 92,577
Meeder Muirfield Fund - Retail Class ....... 3,028 28,372
Total Trustee Deferred Compensation
(Cost $ 138,318 ) ................... 166,353
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2025 ........ 66 12/19/25 9,191,490 (4,708)
Mini MSCI Emg Mkt
Futures - Dec 2025 .. 33 12/19/25 2,243,505 13,799
Russell 2000 Futures Mini
December 2025 .... 13 12/19/25 1,596,075 19,815
S&P 500 Mini Futures
December 2025 .... 22 12/19/25 7,412,625 65,752
S&P Mid Cap Futures
EMini December 2025 6 12/19/25 1,971,720 (12,562)
Total Futures Contracts . 140 22,415,415 82,096
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2025.
(5) Assets of affiliates to the Global Allocation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.